Property, Plant and Equipment, net - Schedule of long-lived assets by geographic locations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, net	$ 51,495	$ 43,729
United States [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, net	49,547	42,264
International [member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, net	$ 1,948	$ 1,465